Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise Inc.(a)	46,450	$4,558,139
Boeing Co. (The)	400,733	73,454,359
BWX Technologies Inc.	69,819	3,954,548
Curtiss-Wright Corp.(b)	30,298	2,705,005
General Dynamics Corp.	189,528	28,326,855
HEICO Corp.(b)	35,152	3,502,897
HEICO Corp., Class A	56,673	4,604,115
Hexcel Corp.	58,702	2,654,504
Howmet Aerospace Inc.	304,424	4,825,120
Huntington Ingalls Industries Inc.	29,166	5,089,175
L3Harris Technologies Inc.	160,910	27,301,600
Lockheed Martin Corp.	185,361	67,641,936
Mercury Systems Inc.(a)	40,957	3,221,678
Northrop Grumman Corp.	116,908	35,942,196
Raytheon Technologies Corp.	1,067,836	65,800,054
Spirit AeroSystems Holdings Inc., Class A(b)	85,058	2,036,289
Teledyne Technologies Inc.(a)	27,572	8,573,513
Textron Inc.	167,198	5,502,486
TransDigm Group Inc.	39,580	17,496,339
Virgin Galactic Holdings Inc.(a)(b)	45,150	737,751

		367,928,559

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.(b)	99,432	7,861,094
Expeditors International of Washington Inc.	124,532	9,469,413
FedEx Corp.	181,008	25,380,942
United Parcel Service Inc., Class B	529,065	58,821,446
XPO Logistics Inc.(a)(b)	68,043	5,256,322

		106,789,217

Airlines — 0.2%
Alaska Air Group Inc.	94,911	3,441,473
American Airlines Group Inc.(b)	370,539	4,842,945
Copa Holdings SA, Class A, NVS	26,623	1,346,059
Delta Air Lines Inc.	478,398	13,419,064
JetBlue Airways Corp.(a)(b)	190,777	2,079,469
Southwest Airlines Co.	442,246	15,115,968
United Airlines Holdings Inc.(a)	217,679	7,533,870

		47,778,848

Auto Components — 0.1%
Aptiv PLC	200,995	15,661,530
BorgWarner Inc.	152,695	5,390,134
Gentex Corp.	182,095	4,692,588
Lear Corp.	44,933	4,898,596

		30,642,848

Automobiles — 0.8%
Ford Motor Co.	2,921,064	17,760,069
General Motors Co.	931,776	23,573,933
Harley-Davidson Inc.(b)	121,711	2,893,071
Tesla Inc.(a)(b)	110,920	119,772,525
Thor Industries Inc.	41,372	4,407,359

		168,406,957

Banks — 3.5%
Associated Banc-Corp.	114,873	1,571,463
Bank of America Corp.	5,804,333	137,852,909
Bank of Hawaii Corp.	32,139	1,973,656
Bank OZK	92,409	2,168,839
BOK Financial Corp.	22,388	1,263,579
Citigroup Inc.	1,560,657	79,749,573

Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	318,895	$8,048,910
Comerica Inc.	102,593	3,908,793
Commerce Bancshares Inc.(b)	72,441	4,308,066
Cullen/Frost Bankers Inc.	41,075	3,068,713
East West Bancorp. Inc.	105,729	3,831,619
Fifth Third Bancorp	534,003	10,295,578
First Citizens BancShares Inc./NC, Class A	4,474	1,812,059
First Hawaiian Inc.	98,301	1,694,709
First Horizon National Corp.	247,688	2,466,972
First Republic Bank/CA	127,366	13,499,522
FNB Corp.	264,978	1,987,335
Huntington Bancshares Inc./OH	748,918	6,766,474
JPMorgan Chase & Co.	2,272,558	213,756,805
KeyCorp	722,487	8,799,892
M&T Bank Corp.	96,062	9,987,566
PacWest Bancorp	97,029	1,912,442
People’s United Financial Inc.	311,996	3,609,794
Pinnacle Financial Partners Inc.	59,898	2,515,117
PNC Financial Services Group Inc. (The)	316,536	33,302,753
Popular Inc.	65,089	2,419,358
Prosperity Bancshares Inc.	64,880	3,852,574
Regions Financial Corp.	708,816	7,882,034
Signature Bank/New York NY	38,595	4,126,577
Sterling Bancorp./DE	144,569	1,694,349
SVB Financial Group(a)	38,569	8,312,777
Synovus Financial Corp.	116,193	2,385,442
TCF Financial Corp.	110,087	3,238,760
Truist Financial Corp.	1,009,086	37,891,179
U.S. Bancorp	1,015,350	37,385,187
Umpqua Holdings Corp.	153,970	1,638,241
Webster Financial Corp.	73,857	2,113,049
Wells Fargo & Co.	2,813,585	72,027,776
Western Alliance Bancorp	75,969	2,876,946
Wintrust Financial Corp.	39,426	1,719,762
Zions Bancorp. N.A.	126,708	4,308,072

		754,025,221

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	6,247	3,352,452
Brown-Forman Corp., Class A	33,951	1,954,559
Brown-Forman Corp., Class B, NVS(b)	135,495	8,625,612
Coca-Cola Co. (The)	2,900,618	129,599,612
Constellation Brands Inc., Class A	119,465	20,900,402
Keurig Dr Pepper Inc.	256,209	7,276,336
Molson Coors Beverage Co., Class B	131,272	4,510,506
Monster Beverage Corp.(a)	275,018	19,064,248
PepsiCo Inc.	1,042,056	137,822,326

		333,106,053

Biotechnology — 2.8%
AbbVie Inc.	1,321,765	129,770,888
ACADIA Pharmaceuticals Inc.(a)	82,017	3,975,364
Acceleron Pharma Inc.(a)	34,433	3,280,432
Agios Pharmaceuticals Inc.(a)(b)	49,503	2,647,420
Alexion Pharmaceuticals Inc.(a)	158,360	17,774,326
Alkermes PLC(a)	125,810	2,441,343
Alnylam Pharmaceuticals Inc.(a)(b)	85,734	12,698,063
Amgen Inc.	442,378	104,339,275
Biogen Inc.(a)	122,156	32,682,838
BioMarin Pharmaceutical Inc.(a)	136,683	16,858,481
Bluebird Bio Inc.(a)(b)	48,768	2,976,799

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)(b)	111,519	$9,695,462
Exelixis Inc.(a)	220,638	5,237,946
Gilead Sciences Inc.	940,856	72,389,461
Global Blood Therapeutics Inc.(a)	43,910	2,772,038
Immunomedics Inc.(a)	154,488	5,475,055
Incyte Corp.(a)	137,807	14,327,794
Ionis Pharmaceuticals Inc.(a)	100,097	5,901,719
Iovance Biotherapeutics Inc.(a)(b)	101,460	2,785,077
Moderna Inc.(a)(b)	201,550	12,941,526
Neurocrine Biosciences Inc.(a)	67,440	8,227,680
Regeneron Pharmaceuticals Inc.(a)	72,419	45,164,109
Sage Therapeutics Inc.(a)(b)	35,683	1,483,699
Sarepta Therapeutics Inc.(a)(b)	54,956	8,811,645
Seattle Genetics Inc.(a)	91,299	15,513,526
United Therapeutics Corp.(a)	34,089	4,124,769
Vertex Pharmaceuticals Inc.(a)	194,316	56,411,878

		600,708,613

Building Products — 0.4%
Allegion PLC	67,402	6,889,832
AO Smith Corp.	97,212	4,580,629
Armstrong World Industries Inc.(b)	33,965	2,647,911
Carrier Global Corp.	651,653	14,479,730
Fortune Brands Home & Security Inc.	103,301	6,604,033
Johnson Controls International PLC	552,598	18,865,696
Lennox International Inc.	25,941	6,043,994
Masco Corp.	197,157	9,899,253
Owens Corning	76,850	4,285,156
Trane Technologies PLC	177,726	15,814,060
Trex Co. Inc.(a)	43,378	5,642,176

		95,752,470

Capital Markets — 2.7%
Affiliated Managers Group Inc.	34,802	2,594,837
Ameriprise Financial Inc.	91,294	13,697,752
Apollo Global Management Inc.	127,943	6,386,915
Ares Management Corp., Class A	73,566	2,920,570
Bank of New York Mellon Corp. (The)	599,604	23,174,695
BlackRock Inc.(c)	110,203	59,960,350
Carlyle Group Inc. (The)	87,322	2,436,284
Cboe Global Markets Inc.	82,022	7,651,012
Charles Schwab Corp. (The)	864,208	29,158,378
CME Group Inc.	265,418	43,141,042
E*TRADE Financial Corp.	165,955	8,252,942
Eaton Vance Corp., NVS	86,969	3,357,003
Evercore Inc., Class A	26,922	1,586,244
FactSet Research Systems Inc.	27,856	9,149,860
Franklin Resources Inc.	200,036	4,194,755
Goldman Sachs Group Inc. (The)	248,179	49,045,134
Interactive Brokers Group Inc., Class A(b)	50,948	2,128,098
Intercontinental Exchange Inc.	404,091	37,014,736
Invesco Ltd.	267,567	2,879,021
KKR & Co. Inc.	399,750	12,344,280
Lazard Ltd., Class A	81,755	2,340,646
Legg Mason Inc.	60,106	2,990,273
LPL Financial Holdings Inc.	57,785	4,530,344
MarketAxess Holdings Inc.	27,663	13,856,950
Moody’s Corp.	121,206	33,298,924
Morgan Stanley	828,479	40,015,536
Morningstar Inc.	16,252	2,291,044
MSCI Inc.	61,713	20,601,034

Security	Shares	Value

Capital Markets (continued)
Nasdaq Inc.	84,605	$10,107,759
Northern Trust Corp.	142,690	11,321,025
Raymond James Financial Inc.	91,666	6,309,371
S&P Global Inc.	180,268	59,394,701
SEI Investments Co.	86,515	4,756,595
State Street Corp.	264,159	16,787,304
T Rowe Price Group Inc.	169,800	20,970,300
TD Ameritrade Holding Corp.	194,769	7,085,696
Tradeweb Markets Inc., Class A	61,583	3,580,436
Virtu Financial Inc., Class A	47,469	1,120,268

		582,432,114

Chemicals — 1.7%
Air Products & Chemicals Inc.	164,983	39,836,795
Albemarle Corp.	76,528	5,908,727
Ashland Global Holdings Inc.	39,030	2,696,973
Axalta Coating Systems Ltd.(a)	162,337	3,660,699
Cabot Corp.	45,271	1,677,291
Celanese Corp.	87,736	7,575,126
CF Industries Holdings Inc.	160,136	4,506,227
Chemours Co. (The)	116,297	1,785,159
Corteva Inc.(a)	558,732	14,968,430
Dow Inc.(a)	557,252	22,713,592
DuPont de Nemours Inc.	549,377	29,188,400
Eastman Chemical Co.	101,741	7,085,243
Ecolab Inc.	186,020	37,008,679
Element Solutions Inc.(a)	179,264	1,945,014
FMC Corp.	96,518	9,615,123
Huntsman Corp.	146,715	2,636,469
International Flavors & Fragrances Inc.	79,748	9,765,940
Linde PLC	394,738	83,727,877
LyondellBasell Industries NV, Class A	192,445	12,647,486
Mosaic Co. (The)	260,504	3,258,905
NewMarket Corp.	5,561	2,227,069
Olin Corp.	96,033	1,103,419
PPG Industries Inc.	176,316	18,700,075
RPM International Inc.	94,497	7,092,945
Scotts Miracle-Gro Co. (The)	31,795	4,275,474
Sherwin-Williams Co. (The)	61,882	35,758,514
Valvoline Inc.	149,403	2,887,960
Westlake Chemical Corp.	28,524	1,530,313
WR Grace & Co.	46,214	2,348,133

		378,132,057

Commercial Services & Supplies — 0.4%
ADT Inc.	106,028	846,103
Cintas Corp.	66,239	17,643,420
Clean Harbors Inc.(a)	36,820	2,208,464
Copart Inc.(a)(b)	154,277	12,846,646
IAA Inc.(a)(b)	105,573	4,071,951
MSA Safety Inc.	27,283	3,122,267
Republic Services Inc.	157,492	12,922,219
Rollins Inc.(b)	111,965	4,746,196
Stericycle Inc.(a)(b)	71,174	3,984,320
Waste Management Inc.	315,776	33,443,836

		95,835,422

Communications Equipment — 0.9%
Arista Networks Inc.(a)(b)	43,358	9,106,481
Ciena Corp.(a)	112,474	6,091,592
Cisco Systems Inc.	3,186,677	148,626,615
CommScope Holding Co. Inc.(a)(b)	130,600	1,087,898

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
EchoStar Corp., Class A(a)	43,094	$1,204,908
F5 Networks Inc.(a)	44,308	6,180,080
Juniper Networks Inc.	245,427	5,610,461
Lumentum Holdings Inc.(a)	56,113	4,569,282
Motorola Solutions Inc.	127,612	17,882,270
Ubiquiti Inc.	7,297	1,273,764
ViaSat Inc.(a)	39,115	1,500,842

		203,134,193

Construction & Engineering — 0.1%
AECOM(a)(b)	119,542	4,492,388
Jacobs Engineering Group Inc.	92,211	7,819,493
Quanta Services Inc.	102,544	4,022,801
Valmont Industries Inc.	14,239	1,617,835

		17,952,517

Construction Materials — 0.1%
Eagle Materials Inc.	33,209	2,331,936
Martin Marietta Materials Inc.(b)	46,585	9,623,063
Vulcan Materials Co.	98,640	11,427,444

		23,382,443

Consumer Finance — 0.5%
Ally Financial Inc.	275,374	5,460,666
American Express Co.	491,365	46,777,948
Capital One Financial Corp.	337,735	21,138,834
Credit Acceptance Corp.(a)(b)	7,165	3,002,207
Discover Financial Services	229,938	11,517,594
LendingTree Inc.(a)(b)	6,499	1,881,655
OneMain Holdings Inc.	55,521	1,362,485
Santander Consumer USA Holdings Inc.(b)	56,624	1,042,448
SLM Corp.	280,689	1,973,244
Synchrony Financial	437,353	9,691,743

		103,848,824

Containers & Packaging — 0.4%
Amcor PLC(a)	1,203,781	12,290,604
AptarGroup Inc.	48,270	5,405,275
Ardagh Group SA	30,065	388,139
Avery Dennison Corp.	62,029	7,076,889
Ball Corp.(b)	239,410	16,636,601
Berry Global Group Inc.(a)(b)	97,398	4,316,679
Crown Holdings Inc.(a)(b)	94,515	6,155,762
Graphic Packaging Holding Co.	198,184	2,772,594
International Paper Co.	292,746	10,307,587
Packaging Corp. of America	69,065	6,892,687
Sealed Air Corp.	112,907	3,708,995
Silgan Holdings Inc.	65,334	2,116,168
Sonoco Products Co.	71,758	3,752,226
Westrock Co.	186,343	5,266,053

		87,086,259

Distributors — 0.1%
Genuine Parts Co.	104,519	9,088,972
LKQ Corp.(a)(b)	226,576	5,936,291
Pool Corp.(b)	29,073	7,904,077

		22,929,340

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	42,381	4,967,053
Chegg Inc.(a)	90,811	6,107,948
frontdoor Inc.(a)(b)	62,103	2,753,026
Graham Holdings Co., Class B	3,146	1,078,040
Grand Canyon Education Inc.(a)(b)	34,789	3,149,448

Security	Shares	Value

Diversified Consumer Services (continued)
H&R Block Inc.	145,759	$2,081,439
Service Corp. International	130,424	5,072,189
ServiceMaster Global Holdings Inc.(a)(b)	94,305	3,365,745

		28,574,888

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	1,462,747	261,114,967
Equitable Holdings Inc.	301,363	5,813,292
Jefferies Financial Group Inc.	170,011	2,643,671
Voya Financial Inc.	94,255	4,396,996

		273,968,926

Diversified Telecommunication Services — 1.6%
AT&T Inc.	5,352,111	161,794,316
CenturyLink Inc.	808,677	8,111,030
GCI Liberty Inc., Class A(a)	72,575	5,161,534
Verizon Communications Inc.	3,110,229	171,466,925

		346,533,805

Electric Utilities — 1.8%
Alliant Energy Corp.	187,916	8,989,901
American Electric Power Co. Inc.	371,749	29,606,090
Avangrid Inc.	42,744	1,794,393
Duke Energy Corp.	549,652	43,911,698
Edison International	271,439	14,741,852
Entergy Corp.	149,721	14,045,327
Evergy Inc.	169,797	10,067,264
Eversource Energy	250,424	20,852,807
Exelon Corp.	731,079	26,530,857
FirstEnergy Corp.	406,680	15,771,050
Hawaiian Electric Industries Inc.	75,645	2,727,759
Idacorp Inc.	40,004	3,495,150
NextEra Energy Inc.	367,795	88,333,325
NRG Energy Inc.	182,439	5,940,214
OGE Energy Corp.	146,594	4,450,594
PG&E Corp.(a)(b)	378,281	3,355,352
Pinnacle West Capital Corp.	84,624	6,202,093
PPL Corp.	577,361	14,919,008
Southern Co. (The)	792,015	41,065,978
Xcel Energy Inc.	394,451	24,653,188

		381,453,900

Electrical Equipment — 0.5%
Acuity Brands Inc.	31,481	3,013,991
AMETEK Inc.	170,171	15,208,182
Eaton Corp. PLC	300,417	26,280,479
Emerson Electric Co.	443,456	27,507,576
Generac Holdings Inc.(a)	44,572	5,434,664
GrafTech International Ltd.(b)	74,212	592,212
Hubbell Inc.	39,912	5,003,368
nVent Electric PLC	125,334	2,347,506
Regal Beloit Corp.	32,356	2,825,326
Rockwell Automation Inc.	86,616	18,449,208
Sensata Technologies Holding PLC(a)(b)	114,463	4,261,457
Vertiv Holdings Co.(a)	149,470	2,026,813

		112,950,782

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	216,660	20,758,195
Arrow Electronics Inc.(a)	57,485	3,948,645
Avnet Inc.	79,582	2,219,144
CDW Corp./DE	105,644	12,273,720
Cognex Corp.(b)	121,101	7,232,152
Coherent Inc.(a)(b)	19,592	2,566,160

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	562,666	$14,573,049
Dolby Laboratories Inc., Class A	45,938	3,025,936
FLIR Systems Inc.	97,814	3,968,314
IPG Photonics Corp.(a)(b)	26,121	4,189,547
Jabil Inc.	109,592	3,515,711
Keysight Technologies Inc.(a)	140,348	14,144,271
Littelfuse Inc.	16,878	2,879,893
National Instruments Corp.	100,921	3,906,652
SYNNEX Corp.	31,089	3,723,529
Trimble Inc.(a)	187,082	8,080,072
Zebra Technologies Corp., Class A(a)	39,349	10,071,377

		121,076,367

Energy Equipment & Services — 0.2%
Baker Hughes Co.	505,634	7,781,707
Halliburton Co.	655,889	8,513,439
Helmerich & Payne Inc.	86,942	1,696,238
National Oilwell Varco Inc.	280,338	3,434,141
Schlumberger Ltd.	1,036,522	19,061,640

		40,487,165

Entertainment — 2.0%
Activision Blizzard Inc.	573,539	43,531,610
Electronic Arts Inc.(a)	213,181	28,150,551
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	22,837	666,384
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	145,737	4,621,320
Lions Gate Entertainment Corp., Class A(a)	61,637	456,730
Lions Gate Entertainment Corp., Class B, NVS(a)	108,183	738,890
Live Nation Entertainment Inc.(a)(b)	106,396	4,716,535
Madison Square Garden Entertainment Corp.(a)	11,565	867,375
Madison Square Garden Sports Corp.(a)(b)	12,997	1,909,129
Netflix Inc.(a)	319,057	145,183,697
Roku Inc.(a)(b)	75,150	8,757,230
Spotify Technology SA(a)	98,047	25,314,755
Take-Two Interactive Software Inc.(a)	84,087	11,736,023
Walt Disney Co. (The)	1,357,040	151,323,530
World Wrestling Entertainment Inc., Class A	36,714	1,595,223
Zynga Inc., Class A(a)(b)	666,770	6,360,986

		435,929,968

Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities Inc.	93,961	15,245,172
American Campus Communities Inc.	102,857	3,595,881
American Homes 4 Rent, Class A(b)	198,965	5,352,158
American Tower Corp.	330,952	85,564,330
Americold Realty Trust	150,172	5,451,244
Apartment Investment & Management Co., Class A	111,046	4,179,771
Apple Hospitality REIT Inc.	171,603	1,657,685
AvalonBay Communities Inc.	105,711	16,347,149
Boston Properties Inc.	116,492	10,528,547
Brandywine Realty Trust	121,058	1,318,322
Brixmor Property Group Inc.	234,677	3,008,559
Brookfield Property REIT Inc., Class A	43,445	432,712
Camden Property Trust	69,756	6,363,142
CoreSite Realty Corp.	30,081	3,641,606
Corporate Office Properties Trust	84,450	2,139,963
Cousins Properties Inc.	117,124	3,493,809
Crown Castle International Corp.	311,314	52,098,398
CubeSmart	138,217	3,730,477
CyrusOne Inc.	86,540	6,295,785

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust Inc.(b)	200,643	$28,513,377
Douglas Emmett Inc.	125,006	3,832,684
Duke Realty Corp.	271,067	9,593,061
Empire State Realty Trust Inc., Class A	90,214	631,498
EPR Properties	53,897	1,785,608
Equinix Inc.(b)	66,044	46,382,701
Equity Commonwealth	82,778	2,665,452
Equity LifeStyle Properties Inc.	130,676	8,164,636
Equity Residential	273,494	16,086,917
Essex Property Trust Inc.	48,718	11,164,704
Extra Space Storage Inc.	92,683	8,561,129
Federal Realty Investment Trust	55,132	4,697,798
First Industrial Realty Trust Inc.	94,648	3,638,269
Gaming and Leisure Properties Inc.	156,146	5,402,652
Healthcare Trust of America Inc., Class A(b)	163,533	4,336,895
Healthpeak Properties Inc.	404,571	11,149,977
Highwoods Properties Inc.	73,069	2,727,666
Host Hotels & Resorts Inc.	524,371	5,657,963
Hudson Pacific Properties Inc.	105,270	2,648,593
Invitation Homes Inc.	401,072	11,041,512
Iron Mountain Inc.	208,335	5,437,543
JBG SMITH Properties	98,084	2,900,344
Kilroy Realty Corp.	86,166	5,057,944
Kimco Realty Corp.	296,111	3,802,065
Lamar Advertising Co., Class A	67,185	4,485,271
Life Storage Inc.	34,999	3,323,155
Medical Properties Trust Inc.	398,945	7,500,166
Mid-America Apartment Communities Inc.	84,434	9,682,047
National Retail Properties Inc.	128,931	4,574,472
Omega Healthcare Investors Inc.	163,274	4,854,136
Outfront Media Inc.	121,800	1,725,906
Paramount Group Inc.	142,177	1,096,185
Park Hotels & Resorts Inc.	166,240	1,644,114
Prologis Inc.	550,682	51,395,151
Public Storage	113,680	21,814,055
Rayonier Inc.	95,528	2,368,139
Realty Income Corp.	258,095	15,356,652
Regency Centers Corp.	123,078	5,648,049
Rexford Industrial Realty Inc.	87,030	3,605,653
SBA Communications Corp.	82,483	24,573,335
Simon Property Group Inc.	228,313	15,612,043
SL Green Realty Corp.	54,255	2,674,229
Spirit Realty Capital Inc.	79,258	2,762,934
STORE Capital Corp.	175,412	4,176,560
Sun Communities Inc.	72,499	9,836,664
Taubman Centers Inc.	48,966	1,848,956
UDR Inc.	224,590	8,395,174
Ventas Inc.	274,763	10,061,821
VEREIT Inc.	784,340	5,043,306
VICI Properties Inc.	358,147	7,230,988
Vornado Realty Trust	127,041	4,854,237
Weingarten Realty Investors	85,218	1,613,177
Welltower Inc.	317,033	16,406,458
Weyerhaeuser Co.	556,984	12,509,861
WP Carey Inc.	126,031	8,525,997

		711,524,589

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	27,555	4,120,024
Costco Wholesale Corp.	331,151	100,408,295
Grocery Outlet Holding Corp.(a)(b)	57,011	2,326,049

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	580,976	$19,666,037
Sprouts Farmers Market Inc.(a)	82,019	2,098,866
Sysco Corp.	363,934	19,892,632
U.S. Foods Holding Corp.(a)	171,544	3,382,848
Walgreens Boots Alliance Inc.	550,335	23,328,701
Walmart Inc.	1,045,546	125,235,500

		300,458,952

Food Products — 1.1%
Archer-Daniels-Midland Co.	415,751	16,588,465
Beyond Meat Inc.(a)(b)	38,658	5,179,399
Bunge Ltd.	101,132	4,159,559
Campbell Soup Co.	131,678	6,535,179
Conagra Brands Inc.	370,293	13,023,205
Flowers Foods Inc.	146,908	3,284,863
General Mills Inc.	455,736	28,096,124
Hain Celestial Group Inc. (The)(a)(b)	57,774	1,820,459
Hershey Co. (The)	111,127	14,404,282
Hormel Foods Corp.	209,658	10,120,192
Ingredion Inc.	52,384	4,347,872
JM Smucker Co. (The)	82,870	8,768,475
Kellogg Co.	188,441	12,448,412
Kraft Heinz Co. (The)	485,955	15,497,105
Lamb Weston Holdings Inc.	108,589	6,942,095
McCormick & Co. Inc./MD, NVS	92,257	16,551,828
Mondelez International Inc., Class A	1,056,913	54,039,962
Pilgrim’s Pride Corp.(a)	48,643	821,580
Post Holdings Inc.(a)(b)	47,789	4,187,272
Seaboard Corp.	141	413,669
TreeHouse Foods Inc.(a)(b)	38,274	1,676,401
Tyson Foods Inc., Class A	214,061	12,781,582

		241,687,980

Gas Utilities — 0.1%
Atmos Energy Corp.	89,875	8,949,752
National Fuel Gas Co.	66,897	2,804,991
UGI Corp.	154,307	4,906,963

		16,661,706

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,296,578	118,546,127
ABIOMED Inc.(a)	33,257	8,033,561
Align Technology Inc.(a)	57,983	15,912,855
Baxter International Inc.	380,794	32,786,363
Becton Dickinson and Co.	202,740	48,509,600
Boston Scientific Corp.(a)	1,049,994	36,865,289
Cooper Companies Inc. (The)	36,448	10,338,111
Danaher Corp.	469,263	82,979,776
Dentsply Sirona Inc.	163,990	7,225,399
DexCom Inc.(a)(b)	69,055	27,994,897
Edwards Lifesciences Corp.(a)	460,095	31,797,165
Envista Holdings Corp.(a)(b)	119,655	2,523,524
Globus Medical Inc., Class A(a)	55,585	2,651,960
Haemonetics Corp.(a)	37,352	3,345,245
Hill-Rom Holdings Inc.(b)	49,204	5,401,615
Hologic Inc.(a)	192,382	10,965,774
ICU Medical Inc.(a)	14,554	2,682,448
IDEXX Laboratories Inc.(a)	62,684	20,695,749
Insulet Corp.(a)	47,275	9,183,642
Integra LifeSciences Holdings Corp.(a)	57,059	2,681,202
Intuitive Surgical Inc.(a)	86,829	49,477,769
Masimo Corp.(a)	36,148	8,241,383

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	1,005,719	$92,224,432
Novocure Ltd.(a)	74,542	4,420,341
Penumbra Inc.(a)(b)	24,902	4,452,976
Quidel Corp.(a)	27,160	6,076,778
ResMed Inc.	106,801	20,505,792
Steris PLC	62,357	9,568,058
Stryker Corp.	259,848	46,822,011
Tandem Diabetes Care Inc.(a)	43,874	4,340,016
Teleflex Inc.(b)	34,542	12,572,597
Varian Medical Systems Inc.(a)(b)	67,861	8,314,330
West Pharmaceutical Services Inc.	54,186	12,309,434
Zimmer Biomet Holdings Inc.	154,145	18,398,747

		778,844,966

Health Care Providers & Services — 2.6%
Acadia Healthcare Co. Inc.(a)(b)	71,384	1,793,166
Amedisys Inc.(a)	23,709	4,707,185
AmerisourceBergen Corp.	109,337	11,017,889
Anthem Inc.	189,642	49,872,053
Cardinal Health Inc.	218,630	11,410,300
Centene Corp.(a)	431,344	27,411,911
Chemed Corp.	11,340	5,115,134
Cigna Corp.(a)	271,966	51,034,420
CVS Health Corp.	981,959	63,797,876
DaVita Inc.(a)	60,348	4,775,941
Encompass Health Corp.	71,829	4,448,370
Guardant Health Inc.(a)(b)	55,711	4,519,833
HCA Healthcare Inc.	200,181	19,429,568
Henry Schein Inc.(a)	105,992	6,188,873
Humana Inc.	99,300	38,503,575
Laboratory Corp. of America Holdings(a)	72,297	12,009,255
McKesson Corp.	120,887	18,546,484
Molina Healthcare Inc.(a)	44,234	7,872,767
Premier Inc., Class A(a)(b)	50,898	1,744,783
Quest Diagnostics Inc.	101,980	11,621,641
UnitedHealth Group Inc.	708,247	208,897,453
Universal Health Services Inc., Class B	55,234	5,130,686

		569,849,163

Health Care Technology — 0.3%
Cerner Corp.	228,313	15,650,856
Change Healthcare Inc.(a)	188,039	2,106,037
Livongo Health Inc.(a)(b)	38,506	2,895,266
Teladoc Health Inc.(a)	54,674	10,433,986
Veeva Systems Inc., Class A(a)	100,234	23,496,855

		54,583,000

Hotels, Restaurants & Leisure — 1.6%
Aramark	171,194	3,863,849
Caesars Entertainment Corp.(a)	416,703	5,054,607
Carnival Corp.(b)	353,036	5,796,851
Chipotle Mexican Grill Inc.(a)	20,908	22,002,743
Choice Hotels International Inc.	26,783	2,113,179
Darden Restaurants Inc.	94,982	7,196,786
Domino’s Pizza Inc.	29,216	10,793,559
Dunkin’ Brands Group Inc.	60,830	3,967,941
Extended Stay America Inc.	125,430	1,403,562
Hilton Worldwide Holdings Inc.	204,155	14,995,185
Hyatt Hotels Corp., Class A	29,594	1,488,282
Las Vegas Sands Corp.	249,168	11,347,111
Marriott International Inc./MD, Class A	201,687	17,290,627
McDonald’s Corp.	558,333	102,995,688

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International(b)	353,090	$5,931,912
Norwegian Cruise Line Holdings Ltd.(a)(b)	201,441	3,309,676
Planet Fitness Inc., Class A(a)	57,659	3,492,406
Royal Caribbean Cruises Ltd.	125,675	6,321,452
Six Flags Entertainment Corp.	53,534	1,028,388
Starbucks Corp.	878,371	64,639,322
Vail Resorts Inc.	29,385	5,352,478
Wendy’s Co. (The)(b)	133,973	2,917,932
Wyndham Destinations Inc.	57,402	1,617,588
Wyndham Hotels & Resorts Inc.	64,660	2,755,809
Wynn Resorts Ltd.	71,906	5,356,278
Yum China Holdings Inc.	270,461	13,001,060
Yum! Brands Inc.	226,208	19,659,737

		345,694,008

Household Durables — 0.4%
DR Horton Inc.	248,025	13,752,986
Garmin Ltd.	112,959	11,013,503
Leggett & Platt Inc.	102,369	3,598,270
Lennar Corp., Class A	203,029	12,510,647
Lennar Corp., Class B	16,347	753,433
Mohawk Industries Inc.(a)(b)	43,252	4,401,324
Newell Brands Inc.	295,089	4,686,013
NVR Inc.(a)	2,512	8,185,980
PulteGroup Inc.	200,603	6,826,520
Tempur Sealy International Inc.(a)	33,052	2,378,092
Toll Brothers Inc.	86,841	2,830,148
Whirlpool Corp.	45,455	5,887,786

		76,824,702

Household Products — 1.6%
Church & Dwight Co. Inc.	184,473	14,259,763
Clorox Co. (The)	94,655	20,764,467
Colgate-Palmolive Co.	631,209	46,242,371
Energizer Holdings Inc.	44,734	2,124,418
Kimberly-Clark Corp.	253,558	35,840,423
Procter & Gamble Co. (The)	1,828,971	218,690,063
Reynolds Consumer Products Inc.	41,889	1,455,224
Spectrum Brands Holdings Inc.	31,748	1,457,233

		340,833,962

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	482,452	6,990,730
Vistra Energy Corp.	365,960	6,814,175

		13,804,905

Industrial Conglomerates — 1.0%
3M Co.	421,393	65,733,094
Carlisle Companies Inc.	40,027	4,790,031
General Electric Co.	6,530,276	44,601,785
Honeywell International Inc.	526,670	76,151,215
Roper Technologies Inc.	78,538	30,493,164

		221,769,289

Insurance — 2.1%
Aflac Inc.	533,064	19,206,296
Alleghany Corp.	10,464	5,118,361
Allstate Corp. (The)	235,399	22,831,349
American Financial Group Inc./OH	57,761	3,665,513
American International Group Inc.	647,249	20,181,224
American National Insurance Co.	8,334	600,631
Aon PLC, Class A	171,110	32,955,786
Arch Capital Group Ltd.(a)	298,896	8,563,370
Arthur J Gallagher & Co.	139,974	13,646,065

Security	Shares	Value

Insurance (continued)
Assurant Inc.	44,563	$4,602,912
Assured Guaranty Ltd.	59,024	1,440,776
Athene Holding Ltd., Class A(a)(b)	86,645	2,702,458
Axis Capital Holdings Ltd.	66,197	2,684,950
Brighthouse Financial Inc.(a)	70,237	1,953,993
Brown & Brown Inc.	174,030	7,093,463
Chubb Ltd.	336,037	42,549,005
Cincinnati Financial Corp.	112,299	7,190,505
CNA Financial Corp.	26,017	836,447
Erie Indemnity Co., Class A, NVS	19,602	3,761,624
Everest Re Group Ltd.	29,548	6,092,798
Fidelity National Financial Inc.	201,596	6,180,933
First American Financial Corp.	79,261	3,806,113
Globe Life Inc.	78,375	5,817,776
Hanover Insurance Group Inc. (The)	26,506	2,685,853
Hartford Financial Services Group Inc. (The)	265,910	10,250,831
Kemper Corp.	45,140	3,273,553
Lincoln National Corp.	144,466	5,314,904
Loews Corp.	179,683	6,161,330
Markel Corp.(a)(b)	9,989	9,221,545
Marsh & McLennan Companies Inc.	378,118	40,598,530
Mercury General Corp.	25,119	1,023,599
MetLife Inc.	577,648	21,095,705
Old Republic International Corp.	205,430	3,350,563
Primerica Inc.	29,888	3,484,941
Principal Financial Group Inc.	199,293	8,278,631
Progressive Corp. (The)	438,947	35,164,044
Prudential Financial Inc.	296,991	18,086,752
Reinsurance Group of America Inc.	50,209	3,938,394
RenaissanceRe Holdings Ltd.	36,931	6,316,309
Travelers Companies Inc. (The)	189,843	21,651,594
Unum Group	164,425	2,727,811
White Mountains Insurance Group Ltd.(b)	2,203	1,956,198
Willis Towers Watson PLC	96,558	19,017,098
WR Berkley Corp.	104,451	5,983,998

		453,064,531

Interactive Media & Services — 5.1%
Alphabet Inc., Class A(a)	225,268	319,441,287
Alphabet Inc., Class C, NVS(a)	222,341	314,303,461
Facebook Inc., Class A(a)	1,801,791	409,132,682
IAC/InterActiveCorp.(a)(b)	56,755	18,354,567
Match Group Inc.(a)(b)	42,771	4,578,636
Pinterest Inc., Class A(a)	301,410	6,682,260
TripAdvisor Inc.	85,906	1,633,073
Twitter Inc.(a)	581,735	17,329,886
Zillow Group Inc., Class A(a)(b)	46,117	2,650,805
Zillow Group Inc., Class C, NVS(a)(b)	104,176	6,001,579

		1,100,108,236

Internet & Direct Marketing Retail — 4.6%
Amazon.com Inc.(a)	318,037	877,406,836
Booking Holdings Inc.(a)	30,576	48,687,388
eBay Inc.	501,198	26,287,835
Etsy Inc.(a)(b)	86,639	9,203,661
Expedia Group Inc.	99,465	8,176,023
Grubhub Inc.(a)(b)	71,458	5,023,497
Qurate Retail Inc., Series A(a)	264,980	2,517,310
Wayfair Inc., Class A(a)(b)	49,362	9,754,425

		987,056,975

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 5.8%
Accenture PLC, Class A	477,982	$102,632,295
Akamai Technologies Inc.(a)	121,536	13,015,290
Alliance Data Systems Corp.	35,086	1,583,080
Amdocs Ltd.	96,582	5,879,912
Automatic Data Processing Inc.	321,459	47,862,031
Black Knight Inc.(a)	107,260	7,782,786
Booz Allen Hamilton Holding Corp.	105,601	8,214,702
Broadridge Financial Solutions Inc.	85,689	10,813,095
CACI International Inc., Class A(a)	19,362	4,199,231
Cognizant Technology Solutions Corp., Class A	405,710	23,052,442
DXC Technology Co.	202,868	3,347,322
EPAM Systems Inc.(a)	39,920	10,060,239
Euronet Worldwide Inc.(a)(b)	36,378	3,485,740
Fastly Inc., Class A(a)	54,633	4,650,907
Fidelity National Information Services Inc.	464,527	62,288,425
Fiserv Inc.(a)	417,095	40,716,814
FleetCor Technologies Inc.(a)	61,306	15,420,298
Gartner Inc.(a)	64,804	7,862,669
Genpact Ltd.(b)	145,155	5,301,061
Global Payments Inc.	223,621	37,930,594
GoDaddy Inc., Class A(a)(b)	124,196	9,107,293
International Business Machines Corp.	667,691	80,637,042
Jack Henry & Associates Inc.	56,542	10,405,424
Leidos Holdings Inc.	99,424	9,313,046
Mastercard Inc., Class A	661,717	195,669,717
MongoDB Inc.(a)(b)	31,366	7,099,380
Okta Inc.(a)(b)	85,563	17,132,279
Paychex Inc.	240,806	18,241,054
PayPal Holdings Inc.(a)	881,786	153,633,575
Sabre Corp.	186,748	1,505,189
Science Applications International Corp.	43,515	3,380,245
Square Inc., Class A(a)	271,313	28,471,586
StoneCo Ltd., Class A(a)(b)	116,420	4,512,439
Switch Inc., Class A(b)	66,221	1,180,058
Twilio Inc., Class A(a)(b)	96,406	21,153,405
VeriSign Inc.(a)	76,726	15,869,239
Visa Inc., Class A(b)	1,266,787	244,705,245
Western Union Co. (The)	307,567	6,649,599
WEX Inc.(a)(b)	31,881	5,260,684

		1,250,025,432

Leisure Products — 0.1%
Brunswick Corp./DE	59,167	3,787,280
Hasbro Inc.	95,636	7,167,918
Mattel Inc.(a)	258,750	2,502,113
Peloton Interactive Inc., Class A(a)	73,343	4,237,025
Polaris Inc.	45,202	4,183,445

		21,877,781

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)(b)	40,814	3,645,098
Adaptive Biotechnologies Corp.(a)(b)	55,125	2,666,948
Agilent Technologies Inc.	232,162	20,516,156
Avantor Inc.(a)(b)	308,930	5,251,810
Bio-Rad Laboratories Inc., Class A(a)	15,783	7,125,867
Bio-Techne Corp.	27,911	7,370,458
Bruker Corp.	73,884	3,005,601
Charles River Laboratories International Inc.(a)(b)	35,813	6,243,997
Illumina Inc.(a)	109,823	40,672,948
IQVIA Holdings Inc.(a)	142,673	20,242,445
Mettler-Toledo International Inc.(a)	17,700	14,258,235

Security	Shares	Value

Life Sciences Tools & Services (continued)
PerkinElmer Inc.	81,710	$8,014,934
PPD Inc.(a)	43,353	1,161,860
PRA Health Sciences Inc.(a)	46,390	4,513,283
QIAGEN NV(a)	171,828	7,355,957
Repligen Corp.(a)	39,157	4,840,197
Syneos Health Inc.(a)	46,904	2,732,158
Thermo Fisher Scientific Inc.	296,204	107,326,557
Waters Corp.(a)	45,908	8,281,803

		275,226,312

Machinery — 1.6%
AGCO Corp.	45,317	2,513,281
Allison Transmission Holdings Inc.(b)	88,336	3,248,998
Caterpillar Inc.	406,164	51,379,746
Colfax Corp.(a)(b)	81,967	2,286,879
Crane Co.	35,826	2,130,214
Cummins Inc.	109,687	19,004,370
Deere & Co.	211,851	33,292,385
Donaldson Co. Inc.	98,670	4,590,128
Dover Corp.	107,803	10,409,458
Flowserve Corp.	93,474	2,665,879
Fortive Corp.	225,358	15,247,722
Gates Industrial Corp. PLC(a)(b)	54,324	558,451
Graco Inc.	124,076	5,954,407
IDEX Corp.	55,529	8,775,803
Illinois Tool Works Inc.	235,237	41,131,189
Ingersoll Rand Inc.(a)(b)	256,187	7,203,978
ITT Inc.	64,020	3,760,535
Lincoln Electric Holdings Inc.	41,981	3,536,479
Middleby Corp. (The)(a)(b)	40,001	3,157,679
Nordson Corp.	42,711	8,102,704
Oshkosh Corp.	49,038	3,512,102
Otis Worldwide Corp.	303,962	17,283,279
PACCAR Inc.	253,861	19,001,496
Parker-Hannifin Corp.	95,257	17,457,750
Pentair PLC	123,527	4,692,791
Snap-on Inc.	40,493	5,608,685
Stanley Black & Decker Inc.	115,483	16,096,021
Timken Co. (The)	46,708	2,124,747
Toro Co. (The)	78,170	5,185,798
Trinity Industries Inc.	68,068	1,449,168
Westinghouse Air Brake Technologies Corp.(b)	133,641	7,693,712
Woodward Inc.	40,089	3,108,902
Xylem Inc./NY	131,575	8,547,112

		340,711,848

Marine — 0.0%
Kirby Corp.(a)(b)	42,320	2,266,659

Media — 1.3%
Altice USA Inc., Class A(a)	242,717	5,470,841
Cable One Inc.(b)	3,743	6,643,263
Charter Communications Inc., Class A(a)	112,385	57,320,845
Comcast Corp., Class A	3,400,168	132,538,549
Discovery Inc., Class A(a)(b)	112,229	2,368,032
Discovery Inc., Class C, NVS(a)	243,762	4,694,856
DISH Network Corp., Class A(a)	184,312	6,360,607
Fox Corp., Class A, NVS	249,374	6,688,211
Fox Corp., Class B(a)	118,034	3,168,033
Interpublic Group of Companies Inc. (The)	284,441	4,881,008
John Wiley & Sons Inc., Class A	37,355	1,456,845
Liberty Broadband Corp., Class A(a)	17,251	2,107,900

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Liberty Broadband Corp., Class C, NVS(a)	78,755	$9,762,470
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	67,313	2,323,645
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	126,867	4,370,568
New York Times Co. (The), Class A	122,171	5,134,847
News Corp., Class A, NVS	283,075	3,357,269
News Corp., Class B	82,845	989,998
Nexstar Media Group Inc., Class A	32,905	2,753,819
Omnicom Group Inc.	159,533	8,710,502
Sirius XM Holdings Inc.(b)	884,414	5,191,510
ViacomCBS Inc., Class A	12,512	320,307
ViacomCBS Inc., Class B, NVS	404,134	9,424,405

		286,038,330

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	1,082,321	12,522,454
Newmont Corp.	603,059	37,232,863
Nucor Corp.	226,070	9,361,559
Reliance Steel & Aluminum Co.	47,560	4,514,871
Royal Gold Inc.	49,272	6,125,495
Southern Copper Corp.	59,821	2,379,081
Steel Dynamics Inc.	152,372	3,975,385

		76,111,708

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	433,540	5,592,666
Annaly Capital Management Inc.	1,060,578	6,957,391
New Residential Investment Corp.	329,067	2,444,968
Starwood Property Trust Inc.	195,832	2,929,647

		17,924,672

Multi-Utilities — 0.9%
Ameren Corp.	184,311	12,968,122
CenterPoint Energy Inc.	373,336	6,970,183
CMS Energy Corp.	216,804	12,665,690
Consolidated Edison Inc.	250,954	18,051,121
Dominion Energy Inc.	628,297	51,005,150
DTE Energy Co.	144,155	15,496,662
MDU Resources Group Inc.	144,226	3,198,933
NiSource Inc.	289,323	6,579,205
Public Service Enterprise Group Inc.	378,310	18,597,720
Sempra Energy	218,257	25,586,268
WEC Energy Group Inc.	235,424	20,634,914

		191,753,968

Multiline Retail — 0.5%
Dollar General Corp.	189,062	36,018,202
Dollar Tree Inc.(a)	175,876	16,300,188
Kohl’s Corp.	107,427	2,231,259
Nordstrom Inc.(b)	72,991	1,130,630
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	40,917	3,995,545
Target Corp.	375,537	45,038,152

		104,713,976

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	241,050	1,229,355
Apache Corp.	283,485	3,827,048
Cabot Oil & Gas Corp.	291,208	5,002,953
Cheniere Energy Inc.(a)(b)	171,515	8,287,605
Chevron Corp.	1,402,608	125,154,712
Cimarex Energy Co.	70,366	1,934,361
Concho Resources Inc.	146,383	7,538,724
ConocoPhillips	801,781	33,690,838
Continental Resources Inc./OK(b)	46,539	815,829

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	269,982	$3,061,596
Diamondback Energy Inc.	115,239	4,819,295
EOG Resources Inc.	437,310	22,154,125
EQT Corp.	175,979	2,094,150
Equitrans Midstream Corp.	283,727	2,357,771
Exxon Mobil Corp.	3,176,072	142,033,940
Hess Corp.	208,739	10,814,768
HollyFrontier Corp.	117,577	3,433,248
Kinder Morgan Inc./DE	1,460,549	22,156,528
Marathon Oil Corp.	593,503	3,632,238
Marathon Petroleum Corp.	486,160	18,172,661
Murphy Oil Corp.	124,088	1,712,414
Noble Energy Inc.	339,551	3,042,377
Occidental Petroleum Corp.(b)	609,440	11,152,752
ONEOK Inc.	325,148	10,801,417
Parsley Energy Inc., Class A	244,850	2,614,998
Phillips 66	327,603	23,554,656
Pioneer Natural Resources Co.	121,705	11,890,578
Targa Resources Corp.	164,504	3,301,595
Valero Energy Corp.	305,941	17,995,450
Williams Companies Inc. (The)	912,092	17,347,990
WPX Energy Inc.(a)	333,379	2,126,958

		527,752,930

Personal Products — 0.2%
Coty Inc., Class A	255,338	1,141,361
Estee Lauder Companies Inc. (The), Class A	166,419	31,399,937
Herbalife Nutrition Ltd.(a)(b)	72,047	3,240,674
Nu Skin Enterprises Inc., Class A	35,762	1,367,181

		37,149,153

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,697,852	99,833,698
Catalent Inc.(a)	112,693	8,260,397
Elanco Animal Health Inc.(a)	309,058	6,629,294
Eli Lilly & Co.	632,150	103,786,387
Horizon Therapeutics PLC(a)(b)	135,094	7,508,524
Jazz Pharmaceuticals PLC(a)	40,558	4,475,170
Johnson & Johnson	1,978,522	278,239,549
Merck & Co. Inc.	1,895,874	146,607,936
Mylan NV(a)(b)	387,076	6,224,182
Nektar Therapeutics(a)(b)	136,158	3,153,419
Perrigo Co. PLC	102,448	5,662,301
Pfizer Inc.	4,172,831	136,451,574
Reata Pharmaceuticals Inc., Class A(a)	17,779	2,773,880
Zoetis Inc.	357,172	48,946,851

		858,553,162

Professional Services — 0.5%
CoreLogic Inc.	59,264	3,983,726
CoStar Group Inc.(a)(b)	28,793	20,462,321
Equifax Inc.	90,579	15,568,719
FTI Consulting Inc.(a)	27,383	3,136,723
IHS Markit Ltd.	297,927	22,493,489
ManpowerGroup Inc.	43,467	2,988,356
Nielsen Holdings PLC	279,565	4,154,336
Robert Half International Inc.	82,003	4,332,218
TransUnion	142,270	12,383,181
Verisk Analytics Inc.	119,011	20,255,672

		109,758,741

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	249,042	11,261,679

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Howard Hughes Corp. (The)(a)(b)	32,611	$1,694,142
Jones Lang LaSalle Inc.	37,559	3,885,854

		16,841,675

Road & Rail — 1.1%
Amerco	7,314	2,210,218
CSX Corp.	572,984	39,959,904
JB Hunt Transport Services Inc.(b)	62,903	7,569,747
Kansas City Southern	70,752	10,562,566
Knight-Swift Transportation Holdings Inc.	94,058	3,923,159
Landstar System Inc.	28,165	3,163,211
Lyft Inc., Class A(a)(b)	178,806	5,902,386
Norfolk Southern Corp.	191,455	33,613,754
Old Dominion Freight Line Inc.	72,629	12,317,152
Ryder System Inc.	42,729	1,602,765
Schneider National Inc., Class B(b)	44,552	1,099,098
Uber Technologies Inc.(a)	1,017,633	31,628,034
Union Pacific Corp.	508,933	86,045,302

		239,597,296

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices Inc.(a)	872,199	45,886,389
Analog Devices Inc.	276,308	33,886,413
Applied Materials Inc.	684,919	41,403,354
Broadcom Inc.	292,812	92,414,395
Cirrus Logic Inc.(a)	43,816	2,706,952
Cree Inc.(a)	79,652	4,714,602
Enphase Energy Inc.(a)(b)	79,260	3,770,398
Entegris Inc.(b)	97,478	5,756,076
First Solar Inc.(a)	59,950	2,967,525
Inphi Corp.(a)	35,863	4,213,903
Intel Corp.	3,179,638	190,237,742
KLA Corp.	116,507	22,658,281
Lam Research Corp.(b)	108,227	35,007,105
Marvell Technology Group Ltd.(b)	494,225	17,327,528
Maxim Integrated Products Inc.	199,228	12,075,209
Microchip Technology Inc.	174,789	18,407,030
Micron Technology Inc.(a)	833,916	42,963,352
MKS Instruments Inc.	40,049	4,535,149
Monolithic Power Systems Inc.	32,583	7,722,171
NVIDIA Corp.	442,946	168,279,615
ON Semiconductor Corp.(a)(b)	296,572	5,878,057
Qorvo Inc.(a)	86,686	9,581,404
Qualcomm Inc.	844,251	77,004,134
Skyworks Solutions Inc.	125,131	15,999,250
SolarEdge Technologies Inc.(a)	36,636	5,084,344
Teradyne Inc.(b)	124,101	10,487,776
Texas Instruments Inc.	688,168	87,376,691
Universal Display Corp.	32,129	4,807,141
Xilinx Inc.	183,301	18,034,985

		991,186,971

Software — 9.9%
2U Inc.(a)(b)	48,029	1,823,181
Adobe Inc.(a)	361,057	157,171,723
Alteryx Inc., Class A(a)(b)	38,619	6,344,329
Anaplan Inc.(a)(b)	97,747	4,428,917
Ansys Inc.(a)	64,280	18,752,404
Aspen Technology Inc.(a)	48,820	5,058,240
Atlassian Corp. PLC, Class A(a)(b)	93,779	16,905,540
Autodesk Inc.(a)	163,833	39,187,215
Avalara Inc.(a)	57,695	7,678,628

Security	Shares	Value

Software (continued)
Bill.Com Holdings Inc.(a)	13,552	$1,222,526
Cadence Design Systems Inc.(a)	205,341	19,704,522
CDK Global Inc.	88,359	3,659,830
Ceridian HCM Holding Inc.(a)(b)	79,595	6,309,496
Citrix Systems Inc.	91,476	13,530,215
Cloudflare Inc., Class A(a)	81,795	2,940,530
Coupa Software Inc.(a)(b)	50,098	13,879,150
Crowdstrike Holdings Inc., Class A(a)(b)	86,526	8,677,693
Datadog Inc., Class A(a)	114,380	9,945,341
DocuSign Inc.(a)	131,437	22,634,766
Dropbox Inc., Class A(a)	184,085	4,007,530
Dynatrace Inc.(a)	110,377	4,481,306
Elastic NV(a)(b)	41,118	3,791,491
Everbridge Inc.(a)	25,728	3,559,726
Fair Isaac Corp.(a)	21,000	8,778,840
FireEye Inc.(a)(b)	166,815	2,030,973
Five9 Inc.(a)	46,302	5,124,242
Fortinet Inc.(a)	98,703	13,548,961
Globant SA(a)(b)	27,122	4,064,232
Guidewire Software Inc.(a)(b)	61,511	6,818,494
HubSpot Inc.(a)(b)	30,181	6,771,107
Intuit Inc.	189,538	56,139,260
LogMeIn Inc.	35,087	2,974,325
Manhattan Associates Inc.(a)	45,416	4,278,187
Medallia Inc.(a)(b)	61,431	1,550,518
Microsoft Corp.	5,617,456	1,143,208,471
New Relic Inc.(a)	36,604	2,522,016
NortonLifeLock Inc.	417,611	8,281,226
Nuance Communications Inc.(a)(b)	204,285	5,169,432
Nutanix Inc., Class A(a)(b)	136,935	3,246,044
Oracle Corp.	1,479,417	81,767,378
Pagerduty Inc.(a)(b)	51,388	1,470,725
Palo Alto Networks Inc.(a)	73,354	16,847,213
Paycom Software Inc.(a)(b)	36,477	11,298,021
Paylocity Holding Corp.(a)	26,038	3,798,684
Pegasystems Inc.	30,542	3,089,934
Pluralsight Inc., Class A(a)(b)	70,425	1,271,171
Proofpoint Inc.(a)(b)	40,952	4,550,586
PTC Inc.(a)(b)	80,285	6,245,370
RealPage Inc.(a)(b)	66,806	4,343,058
RingCentral Inc., Class A(a)(b)	57,493	16,386,080
salesforce.com Inc.(a)	649,691	121,706,615
ServiceNow Inc.(a)	142,265	57,625,861
Slack Technologies Inc., Class A(a)	281,284	8,745,120
Smartsheet Inc., Class A(a)(b)	82,843	4,218,366
SolarWinds Corp.(a)(b)	41,373	731,061
Splunk Inc.(a)(b)	119,739	23,792,139
SS&C Technologies Holdings Inc.	165,247	9,333,151
Synopsys Inc.(a)(b)	111,473	21,737,235
Teradata Corp.(a)(b)	78,229	1,627,163
Trade Desk Inc. (The), Class A(a)(b)	30,563	12,423,859
Tyler Technologies Inc.(a)	29,477	10,224,982
VMware Inc., Class A(a)	59,857	9,269,455
Workday Inc., Class A(a)(b)	127,988	23,979,832
Zendesk Inc.(a)(b)	84,606	7,490,169
Zoom Video Communications Inc., Class A(a)	124,924	31,673,231
Zscaler Inc.(a)	51,275	5,614,612

		2,151,461,698

Specialty Retail — 2.3%
Advance Auto Parts Inc.	51,191	7,292,158

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
AutoNation Inc.(a)	48,878	$1,836,835
AutoZone Inc.(a)(b)	17,386	19,613,494
Best Buy Co. Inc.	171,261	14,945,947
Burlington Stores Inc.(a)	48,306	9,512,901
CarMax Inc.(a)	121,428	10,873,877
Carvana Co.(a)(b)	41,006	4,928,921
Dick’s Sporting Goods Inc.	46,602	1,922,799
Five Below Inc.(a)	42,744	4,569,761
Floor & Decor Holdings Inc., Class A(a)	60,918	3,511,923
Foot Locker Inc.	77,895	2,271,418
Gap Inc. (The)(b)	133,001	1,678,473
Home Depot Inc. (The)	806,493	202,034,561
L Brands Inc.	171,608	2,568,972
Lowe’s Companies Inc.	566,415	76,533,995
O’Reilly Automotive Inc.(a)	54,579	23,014,327
Penske Automotive Group Inc.	29,039	1,124,100
Ross Stores Inc.	259,784	22,143,988
Tiffany & Co.	89,354	10,895,827
TJX Companies Inc. (The)	896,249	45,314,349
Tractor Supply Co.	85,628	11,284,914
Ulta Beauty Inc.(a)	40,399	8,217,965
Williams-Sonoma Inc.	57,822	4,741,982

		490,833,487

Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	3,067,719	1,119,103,891
Dell Technologies Inc., Class C(a)(b)	113,048	6,210,857
Hewlett Packard Enterprise Co.	963,387	9,373,756
HP Inc.	1,061,029	18,493,735
NCR Corp.(a)	96,568	1,672,558
NetApp Inc.	166,072	7,368,615
Pure Storage Inc., Class A(a)(b)	170,972	2,962,945
Western Digital Corp.	229,548	10,134,544
Xerox Holdings Corp.(a)	147,132	2,249,648

		1,177,570,549

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	96,847	1,513,719
Carter’s Inc.	34,371	2,773,740
Columbia Sportswear Co.	20,415	1,645,041
Hanesbrands Inc.	259,403	2,928,660
Lululemon Athletica Inc.(a)	85,257	26,601,036
Nike Inc., Class B	908,222	89,051,167
PVH Corp.	49,834	2,394,524
Ralph Lauren Corp.	33,384	2,421,008
Skechers U.S.A. Inc., Class A(a)	95,425	2,994,436
Tapestry Inc.	222,083	2,949,262
Under Armour Inc., Class A(a)(b)	140,804	1,371,431
Under Armour Inc., Class C, NVS(a)	141,870	1,254,131
VF Corp.	245,081	14,935,236

		152,833,391

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	276,019	2,260,596
New York Community Bancorp. Inc.	320,867	3,272,843
TFS Financial Corp.	46,185	660,907

		6,194,346

Tobacco — 0.6%
Altria Group Inc.	1,397,551	54,853,877
Philip Morris International Inc.	1,167,392	81,787,483

		136,641,360

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Air Lease Corp.	76,280	$2,234,241
Fastenal Co.	427,910	18,331,664
HD Supply Holdings Inc.(a)	121,124	4,196,947
MSC Industrial Direct Co. Inc., Class A	31,555	2,297,520
United Rentals Inc.(a)	54,026	8,052,035
Univar Solutions Inc.(a)	114,881	1,936,894
Watsco Inc.	23,435	4,164,399
WW Grainger Inc.	33,402	10,493,572

		51,707,272

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	52,200	1,602,018

Water Utilities — 0.1%
American Water Works Co. Inc.	135,868	17,480,777
Essential Utilities Inc.	167,749	7,085,718

		24,566,495

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	85,491	1,699,561
T-Mobile U.S. Inc.(a)	398,387	41,492,006
U.S. Cellular Corp.(a)	17,494	540,040

		43,731,607

Total Common Stocks — 99.7% (Cost: $18,916,395,112)		21,558,247,557

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)(b)	285,620	47,984

Total Rights — 0.0% (Cost: $105,679)		47,984

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	479,657,119	480,280,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	49,990,000	49,990,000

		530,270,673

Total Short-Term Investments — 2.4% (Cost: $529,584,390)		530,270,673

Total Investments in Securities — 102.1% (Cost: $19,446,085,181)		22,088,566,214

Other Assets, Less Liabilities — (2.1)%		(454,823,723)

Net Assets — 100.0%		$21,633,742,491

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	597,080,822	—		(117,423,703	)(b)	479,657,119	$480,280,673	$1,120,021	(c)	$82,364		$754,547
BlackRock Cash Funds: Treasury, SL Agency Shares	33,076,000	16,914,000	(b)	—		49,990,000	49,990,000	17,878		—		—
BlackRock Inc.	90,267	27,387		(7,451)		110,203	59,960,350	405,507		843,340		9,156,052

							$590,231,023	$1,543,406		$925,704		$9,910,599

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	449	09/18/20	$69,375	$1,165,923
S&P MidCap 400 E-Mini Index	32	09/18/20	5,693	88,401

				$ 1,254,324

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,558,247,557	$—	$—	$21,558,247,557
Rights	47,984	—	—	47,984
Money Market Funds	530,270,673	—	—	530,270,673

	$22,088,566,214	$—	$—	$22,088,566,214

Derivative financial instruments(a)
Assets
Futures Contracts	$1,254,324	$—	$—	$1,254,324

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares